INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
INCOME TAXES
Schedule of Income tax (expense) benefit

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Current income tax expense	2,263	1,021
Deferred income tax expense	161	20,523
Total	2,424	21,544